Average Annual Total Returns{- International Equity Series} - Templeton Institutional Funds-30 - International Equity Series	Primary Shares Return Before Taxes Past 1 year	Primary Shares Return Before Taxes Past 5 years	Primary Shares Return Before Taxes Past 10 years	Primary Shares After Taxes on Distributions Past 1 year	Primary Shares After Taxes on Distributions Past 5 years	Primary Shares After Taxes on Distributions Past 10 years	Primary Shares After Taxes on Distributions and Sales Past 1 year	Primary Shares After Taxes on Distributions and Sales Past 5 years	Primary Shares After Taxes on Distributions and Sales Past 10 years	Service Shares Return Before Taxes Past 1 year	Service Shares Return Before Taxes Past 5 years	Service Shares Return Before Taxes Past 10 years	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	11.57%	2.85%	3.75%	10.11%	1.19%	2.63%	8.25%	2.27%	3.10%	11.34%	2.69%	3.59%	22.13%	6.01%	5.45%	22.66%	6.18%	6.00%